UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments May 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (93.5%)
	Advertising/Marketing Services (0.3%)
$825	Advanstar Communications, Inc.	10.75%		08/15/10	$895,125

	Aerospace & Defense (1.2%)
3,765	K&F Acquisition Inc.	7.75		11/15/14	3,840,300

	Aluminum (1.0%)
3,310	Novelis, Inc. - 144A* (Canada)	8.00	**	02/15/15	3,177,600

	Apparel/Footwear (1.7%)
3,625	Levi Strauss & Co.	9.74	**	04/01/12	3,765,469
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,570,750
					5,336,219
	Apparel/Footwear Retail (0.5%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,701,000

	Auto Parts: O.E.M. (1.5%)
945	ArvinMeritor, Inc.	8.75		03/01/12	954,450
3,275	TRW Automotive, Inc.	9.375		02/15/13	3,545,188
					4,499,638
	Broadcasting (0.8%)
1,630	LIN Television Corp.	6.50		05/15/13	1,519,975
950	LIN Television Corp. (Series B)	6.50		05/15/13	885,875
					2,405,850
	Building Products (2.0%)
865	Interface Inc.	7.30		04/01/08	886,625
2,750	Interface Inc.	9.50		02/01/14	2,866,875
2,450	Nortek Inc.	8.50		09/01/14	2,474,500
					6,228,000
	Cable/Satellite TV (4.0%)
3,165	Cablevision Systems Corp. (Series B)	9.62	**	04/01/09	3,378,637
893	CCH I LLC	11.00		10/01/15	772,445
1,940	EchoStar DBS Corp.	6.375		10/01/11	1,867,250
285	Intelsat Bermuda Ltd. (Bermuda)	8.25	**	01/15/13	287,494
2,555	Intelsat Bermuda Ltd. (Bermuda)	8.625	**	01/15/15	2,599,712
1,910	Intelsat Bermuda Ltd. (Bermuda)	9.614	**	01/15/12	1,945,812
1,645	Renaissance Media Group LLC	10.00	**	04/15/08	1,649,113
					12,500,463
	Casino/Gaming (4.0%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (f)	.00	**	03/01/10	0
3,185	Isle of Capri Casinos	7.00		03/01/14	3,105,375
2,000	Las Vegas Sands Corp.	6.375		02/15/15	1,890,000
4,470	MGM Mirage Inc.	6.00		10/01/09	4,430,888
27,634	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00		12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,868,250
265	Station Casinos, Inc.	6.875		03/01/16	257,381
					12,551,894
	Chemicals: Major Diversified (0.5%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,398,038

	Chemicals: Specialty (5.1%)
2,775	Equistar Chemical Funding	10.125		09/01/08	2,969,250
1,845	Innophos, Inc.	8.875	**	08/15/14	1,886,512
1,662	Innophos, Inc.	13.17	**†	02/15/15	1,674,076
915	Koppers Industry Inc.	9.875		10/15/13	1,011,075
2,190	Millennium America, Inc.	9.25		06/15/08	2,280,338
1,320	Nalco Co.	7.75		11/15/11	1,329,900
1,920	Nalco Co.	8.875		11/15/13	1,984,800
2,616	Rockwood Specialties, Inc.	10.625		05/15/11	2,838,360
					15,974,311
	Coal (1.3%)
860	Foundation PA Coal Co.	7.25		08/01/14	868,600
3,225	Massey Energy Co. - 144A*	6.875		12/15/13	3,112,125
					3,980,725

	Commercial Printing/Forms (0.6%)
2,090	Quebecor World Capital Corp. 144A* (Canada)	8.75		03/15/16	1,980,678

	Containers/Packaging (3.5%)
2,020	Graham Packaging Company Inc.	8.50		10/15/12	2,050,300
1,500	Graham Packaging Company Inc.	9.875		10/15/14	1,537,500
2,625	Graphic Packaging International Corp.	9.50		08/15/13	2,651,250
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	903,125
1,765	Owens-Illinois, Inc.	7.35		05/15/08	1,769,413
1,825	Owens-Illinois, Inc.	7.50		05/15/10	1,825,000
					10,736,588
	Data Processing Services (0.7%)
1,965	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	2,070,619
171	Sungard Data Systems Inc. - 144A*	9.431	**	08/15/13	180,833
					2,251,452
	Drugstore Chains (1.0%)
1,535	Jean Coutu Group PJC Inc. (Canada)	7.625		08/01/12	1,500,463
1,495	Rite Aid Corp.	8.125		05/01/10	1,513,688
					3,014,151
	Electric Utilities (6.8%)
415	AES Corp. (The)	7.75		03/01/14	427,450
347	AES Corp. (The)	8.875		02/15/11	370,856
497	AES Corp. (The)	9.375		09/15/10	540,487
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,196,250
2,420	CMS Energy Corp.	7.50		01/15/09	2,462,350
910	IPALCO Enterprises, Inc.	8.375	**	11/14/08	950,950
965	IPALCO Enterprises, Inc.	8.625	**	11/14/11	1,039,787
2,925	Monongahela Power Co.	5.00		10/01/06	2,918,407
2,935	MSW Energy Holdings/Finance	7.375		09/01/10	2,964,350
695	MSW Energy Holdings/Finance	8.50		09/01/10	724,538
1,940	Nevada Power Co.	8.25		06/01/11	2,104,165
1,889	Nevada Power Co.	9.00		08/15/13	2,074,152
3,320	PSEG Energy Holdings Inc.	8.625		02/15/08	3,436,200
					21,209,942
	Electrical Products (1.2%)
3,499	Ormat Funding Corp.	8.25		12/30/20	3,621,522

	Environmental Services (1.3%)
840	Allied Waste North America, Inc.	6.375		04/15/11	813,750
1,515	Allied Waste North America, Inc.	6.50		11/15/10	1,488,487
1,546	Allied Waste North America, Inc.	9.25		09/01/12	1,656,152
					3,958,389
	Finance/Rental/Leasing (1.2%)
2,080	Ford Motor Credit Corp.	5.625		10/01/08	1,908,105
1,810	Residential Capital Corp.	6.375		06/30/10	1,788,285
					3,696,390
	Financial Conglomerates (1.6%)
2,345	General Motors Acceptance Corp.	4.375		12/10/07	2,221,815
2,780	General Motors Acceptance Corp.	6.875		09/15/11	2,614,404
					4,836,219
	Food Retail (1.5%)
1,205	Albertson’s, Inc.	7.25		05/01/13	1,176,086
480	Albertson’s, Inc.	7.50		02/15/11	481,703
1,297	CA FM Lease Trust - 144A*	8.50		07/15/17	1,386,164
1,400	Delhaize America, Inc.	8.125		04/15/11	1,497,602
					4,541,555
	Food: Meat/Fish/Dairy (3.8%)
1,845	Michael Foods Inc. (Series B)	8.00		11/15/13	1,849,613
3,300	Pilgrim’s Pride Corp.	9.25		11/15/13	3,349,500
2,525	Pilgrim’s Pride Corp.	9.625		09/15/11	2,657,563
4,045	Smithfield Foods Inc.	7.00		08/01/11	3,984,325
					11,841,001
	Forest Products (1.4%)
1,865	Covalence Specialty Material - 144A*	10.25		03/01/16	1,892,975
2,395	Crown Americas Inc. - 144A*	7.625		11/15/13	2,418,950
					4,311,925
	Gas Distributors (0.2%)
675	Northwest Pipeline Corp.	8.125		03/01/10	712,125

	Home Building (0.6%)
865	Tech Olympic USA, Inc.	9.00		07/01/10	875,813
865	Tech Olympic USA, Inc.	10.375		07/01/12	882,300
					1,758,113
	Home Furnishings (0.5%)
1,420	Tempur-Pedic Inc.	10.25		08/15/10	1,512,300

	Hospital/Nursing Management (2.5%)
2,500	Community Health System Inc.	6.50		12/15/12	2,409,375
1,740	HCA, Inc.	6.30		10/01/12	1,670,372
80	HCA, Inc.	8.75		09/01/10	85,951
2,285	Medcath Holdings Corp.	9.875		07/15/12	2,336,413
740	Tenet Healthcare Corp.	7.375		02/01/13	688,200
430	Tenet Healthcare Corp.	9.875		07/01/14	439,675
					7,629,986
	Hotels/Resorts/Cruiselines (0.3%)
980	Starwood Hotels & Resorts Worldwide, Inc.	7.875	**	05/01/12	1,041,250

	Industrial Machinery (0.3%)
810	Goodman Global Holding Company, Inc. (Series B)	7.491	**	06/15/12	822,150

	Industrial Specialties (2.0%)
3,710	Johnsondiversy, Inc.	9.625		05/15/12	3,765,650
2,255	UCAR Finance, Inc.	10.25		02/15/12	2,412,850
					6,178,500
	Media Conglomerates (1.0%)
3,061	Canwest Media Inc. (Canada)	8.00		09/15/12	3,098,763

	Medical Specialties (0.6%)
1,800	Fisher Scientific International, Inc.	6.125		07/01/15	1,759,500

	Medical/Nursing Services (1.7%)
1,370	DaVita Inc.	6.625		03/15/13	1,323,762
3,700	Fresenius Medical Care Capital Trust	7.875		06/15/11	3,857,250
					5,181,012
	Metal Fabrications (1.2%)
1,555	General Cable Corp.	9.50		11/15/10	1,685,231
2,240	Hexcell Corp.	6.75		02/01/15	2,172,800
					3,858,031
	Miscellaneous Commercial Services (1.2%)
920	Iron Mountain Inc.	7.75		01/15/15	922,300
2,590	Iron Mountain Inc.	8.625		04/01/13	2,674,175
					3,596,475
	Miscellaneous Manufacturing (0.3%)
1,005	Propex Fabrics Inc.	10.00		12/01/12	949,725

	Motor Vehicles (1.8%)
2,330	Ford Motor Co.	7.45		07/16/31	1,700,900
860	General Motors Corp.	7.125		07/15/13	677,250
4,130	General Motors Corp.	8.375		07/15/33	3,154,287
					5,532,437
	Movies/Entertainment (0.6%)
1,650	AMC Entertainment Inc.	9.42	**	08/15/10	1,711,875

	Oil & Gas Pipelines (3.6%)
1,520	Colorado Interstate Gas Co. - 144A*	6.80		11/15/15	1,507,275
2,625	El Paso Production Holdings	7.75		06/01/13	2,690,625
2,335	Pacific Energy Partners/Finance	7.125		06/15/14	2,340,838
1,330	Southern Natural Gas	8.875		03/15/10	1,414,575
3,100	Williams Companies, Inc. (The)	7.875		09/01/21	3,231,750
					11,185,063
	Oil & Gas Production (4.1%)
2,625	Chaparral Energy Inc. - 144A*	8.50		12/01/15	2,670,937
400	Chesapeake Energy Corp.	6.375		06/15/15	379,000
2,865	Chesapeake Energy Corp.	7.50		09/15/13	2,943,787
1,700	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	1,683,000
1,671	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	1,825,567
1,295	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,377,556
1,950	Pogo Producing Co.	6.875		10/01/17	1,852,500
					12,732,347
	Oil Refining/Marketing (0.9%)
2,775	Husky Oil Ltd.	8.90	**	08/15/28	2,944,683

		Oilfield Services/Equipment (1.4%)
	965	Compagnie Generale de Geophysique S.A. (France)	7.50		05/15/15	974,650
	580	Hanover Compressor Co.	8.625		12/15/10	600,300
	530	Hanover Compressor Co.	9.00		06/01/14	565,775
	591	Hanover Equipment Trust 2001 A (Series A)	8.50	**	09/01/08	604,297
	1,655	Hanover Equipment Trust 2001 B (Series B)	8.75	**	09/01/11	1,729,475
						4,474,497
		Other Metals/Minerals (0.0%)
	3,750	Murrin Holdings Property Ltd. (Australia) (b) (f)	.00		08/31/07	0

		Other Transportation (1.2%)
	3,700	CHC Helicopter Corp. (Canada)	7.375		05/01/14	3,644,500

		Pharmaceuticals: Major (1.3%)
	1,730	VWR International Inc.	6.875		04/15/12	1,704,050
	2,335	Warner Chilcott Corp	8.75		02/01/15	2,340,838
						4,044,888
		Publishing: Books/Magazines (2.1%)
	1,255	Dex Media East/Finance	12.125		11/15/12	1,421,287
	1,536	Dex Media West/Finance	9.875		08/15/13	1,681,920
	1,670	Houghton Mifflin Co.	8.25		02/01/11	1,720,100
	1,665	Houghton Mifflin Co.	9.875		02/01/13	1,764,900
						6,588,207
		Pulp & Paper (0.5%)
	1,070	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	909,500
	525	Glatfelter P.H. -144A *	7.125		05/01/16	525,000
						1,434,500
		Real Estate Investment Trusts (0.7%)
	2,200	Host Marriott LP	6.375		03/15/15	2,106,500

		Services to the Health Industry (0.5%)
	1,720	Omnicare Inc.	6.75		12/15/13	1,677,000

		Specialty Stores (2.6%)
	2,435	Linens’ n Things, Inc. - 144A*	10.702	**	01/15/14	2,361,950
	2,425	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	2,449,250
	3,250	Sonic Automotive, Inc.	8.625		08/15/13	3,298,750
						8,109,950
		Specialty Telecommunications (3.5%)
	1,920	American Tower Corp.	7.125		10/15/12	1,972,800
	1,920	American Tower Corp.	7.50		05/01/12	1,968,000
	432	Panamsat Corp.	9.00		08/15/14	450,360
	4,340	Panamsat Holding Corp.	10.375	**††	11/01/14	3,179,050
	3,005	Qwest Communications International	8.67	**	02/15/09	3,072,613
	28,549	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
	4,309	Rhythms Netconnections, Inc. (a) (b) (f)	14.00		02/15/10	0
	13,439	Rhythms Netconnections, Inc. (Series B) (a) (b) (f)	13.50		05/15/08	0
	370	U.S. West Communications Corp.	5.625		11/15/08	365,375
						11,008,198
		Steel (1.3%)
	3,595	Amsted Industries Inc. - 144A*	10.25		10/15/11	3,900,575

		Telecommunications (2.0%)
	2,044	Axtel SA (Mexico)	11.00		12/15/13	2,289,280
	6,416	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
	640	Nordic Tel Co Holdings -144A* (Denmark)	8.875		05/01/16	664,000
	315	NTL Cable Plc (United Kingdom)	8.75		04/15/14	318,150
EUR	530	TDC AS (Denmark)	6.50		04/19/12	703,103
$2,175		Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	2,354,438
						6,328,971
		Tobacco (0.9%)
	2,830	RJ Raynolds Tobacco Holdings	6.50		07/15/10	2,794,625

		Trucks/Construction/Farm Machinery (1.0%)
	2,939	Manitowoc Inc. (The)	10.50		08/01/12	3,218,205

		Wholesale Distributors (1.1%)
	920	Buhrmann US, Inc.	7.875		03/01/15	924,600
	1,845	Buhrmann US, Inc.	8.25		07/01/14	1,877,287
	765	Nebraska Book Company, Inc.	8.625		03/15/12	707,625
						3,509,512

		Wireless Telecommunications (1.5%)
1,775		Rural Cellular Corp.	9.41	**	03/15/10	1,819,375
2,505		Ubiquitel Operating Co.	9.875		03/01/11	2,749,238
						4,568,613
		TOTAL CORPORATE BONDS
		(Cost $369,138,760)				290,102,051

		CONVERTIBLE BOND (0.6%)
		Telecommunication Equipment
1,840		Nortel Networks Corp. (Canada) (Cost $1,750,300)	4.25		09/01/08	1,750,300

		FOREIGN GOVERNMENT OBLIGATION (0.5%)
MXN	15,775	Mexican Fixed Rate Bonds (Cost $1,563,486)	10.00		12/05/24	1,460,900

NUMBER OF
SHARES
	COMMON STOCKS (d) (1.4%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (f)	0

	Electric Utilities (0.0%)
197	PNM Resources Inc.	4,978
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (f) (g)	0
		4,978
	Food: Specialty/Candy (f) (0.0%)
2,447	SFAC New Holdings Inc. (c)	0
13,317	SFAC New Holdings Inc. ++ (c)	0
1,069,725	Specialty Foods Acquisition Corp. - 144A*	0
		0
	Medical/Nursing Services (0.0%)
1,754,896	Raintree Healthcare Corp. (c) (f)	0

	Restaurants (1.4%)
64,807	American Restaurant Group Holdings, Inc. - 144A* (f)	0
111,558	American Restaurant Group Holdings, Inc. (c) (f)	0
13,107	American Restaurant Group Holdings, Inc. (c) (f)	59,899
787,160	Catalina Restaurant Group (c) (f)	4,219,178
		4,279,077
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. +++ (c) (f)	341
1,448,200	PFB Telecom NV (Series B) (c) (f)	0
7,949	XO Holdings, Inc.	41,573
		41,914
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. ADR (Bermuda) (c)	3,472

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (c) (f)	0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (c)	105,488
315,021	Vast Solutions, Inc. (Class B1) (c) (f)	0
315,021	Vast Solutions, Inc. (Class B2) (c) (f)	0
315,021	Vast Solutions, Inc. (Class B3) (c) (f)	0
		105,488
	TOTAL COMMON STOCKS
	(Cost $246,873,169)	4,434,929

	NON-CONVERTIBLE PREFERRED STOCK (0.6%)
	Restaurants (0.6%)
1,792	Catalina Restaurant Group (Units) ‡ (f) (Cost $1,772,032)	1,792,382

NUMBER OF		EXPIRATION
WARRANTS		DATE
	WARRANTS (d) (0.1%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	0
23,000	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0
	Restaurants (0.1%)
4,500	American Restaurant Group Holdings, Inc. - 144A*	08/15/08	0
334,250	Catalina Restaurant Group (c) (f)	07/10/12	454,580
			454,580
	Specialty Telecommunications (0.0%)
15,897	XO Holdings, Inc. (Series A)	01/16/10	15,420
11,925	XO Holdings, Inc. (Series B)	01/16/10	7,751
11,925	XO Holdings, Inc. (Series C)	01/16/10	4,532
			27,703

	TOTAL WARRANTS
	(Cost $13,646)		482,283

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (1.6%)
	REPURCHASE AGREEMENT
$5,024	Joint repurchase agreement account (dated 05/31/06; proceeds $5,024,701) (e)
	(Cost $5,024,000)	5.02%	06/01/06	5,024,000

	TOTAL INVESTMENTS
	(Cost $626,135,393) (h)		98.3%	305,046,845
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.7	5,355,065
	NET ASSETS		100.0%	$310,401,910

ADR	American Depository Receipt
*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at May 31, 2006.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
+++	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basic of $17,257,340.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; corporate bonds or preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by federal agency and U.S. Treasury obligations.
(f)

Securities with total market value equal to $6,526,380 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Resale is restricted. No transaction activity during the year.
(h)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,695,556 and the aggregate gross unrealized depreciation is $328,784,104, resulting in net unrealized depreciation of $321,088,548.

Forward Foreign Currency Contracts Open at May 31, 2006:

		IN EXCHANGE	DELIVERY	UNREALIZED
CONTRACTS TO DELIVER		FOR	DATE	DEPRECIATION

EUR	543,000	$684,397	6/27/2006	$(12,625)

Currency Abbreviations
EUR	Euro.
MXN	Mexican New Pesco

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006